                                                   Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                 Registration File No.: 33-65632

                              SCHRODER SERIES TRUST

                        Supplement dated July 21, 2006 to

             Statement of Additional Information dated May 15, 2006

     With this supplement, the Statement of Additional Information is being updated in respect to the Schroder Total Return Fixed Income Fund (formerly, the
Schroder U.S. Core Fixed Income Fund) (the "Fund"). The date of the updated
Statement of Additional Information with respect to the Schroder Total Return
Fixed Income Fund is July 21, 2006.

     The following sentence is added to the "Non-Principal Investments,
Investment Practices and Risks" section under the sub-heading "Loans of
Portfolio Securities":

          While the Schroder Total Return Fixed Income Fund may loan portfolio securities with an aggregate market value of up to one-third of the Fund's total assets at any time, entering into securities loans is not a principal strategy of the Fund and the risks arising from lending portfolio securities are not principal risks of investing in the Fund.

     The following phrase is hereby deleted from the Fund's sixth investment restriction listed in the "Investment Restrictions" section: "as described elsewhere in the Prospectus or this SAI from time to time."

     The following sentence is added to the "Disclosure of Portfolio Holdings"
section under the sub-heading "Policies and Procedures":

          In some cases recipients of portfolio holdings information are subject to a contractual obligation to keep portfolio holdings information confidential, and in other cases they are subject to a contractual obligation to keep information disclosed to them by the Fund confidential.
     Recipients of nonpublic portfolio holdings information are also subject to legal requirements prohibiting them from trading on material nonpublic information.

     The following paragraph is added to the "Disclosure of Portfolio Holdings"
as the penultimate paragraph of this section:

          In general, the Schroder Funds policies and procedures provide that disclosure by Schroders of information about the holdings of client accounts other than the Fund's account is governed by the policies relating to protection of client information pursuant to Regulation S-P. Details about the holdings of any portfolio other than the Fund's, however, may provide holdings information that is substantially identical to holdings of the Fund that have not yet been publicly released. To the extent that disclosure of non-Fund portfolios to persons other than those enumerated in the Schroders Funds policies and procedures would provide information substantially identical to the Fund's portfolio, that disclosure is subject to the Schroder Funds policies and procedures. Nothing in the Schroder
     Funds policies and procedures prohibits any investment group from providing to a research service provider a coverage list that identifies securities that the investment group follows for research purposes provided that: (i)
     the list of securities does not consist exclusively of the current portfolio holdings of any Fund; and (ii) no information about actual holdings by any account is included.

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     The following sentence is added to the "Portfolio Managers" section at the end of the second paragraph under the sub-heading "Material Conflicts of
Interest":

          Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as a small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

     The first paragraph under the sub-heading "Allocation" in the "Brokerage
Allocation and Other Practices" section is hereby deleted and replaced in its entirety with the following:

          Schroders may deem the purchase or sale of a security to be in the best interest of the Fund as well as other clients of Schroders. In such cases, Schroders may, but is under no obligation to, aggregate all such transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by
     Schroders to be fair and equitable over time.

     The references to the date "January 1, 2009" in the "Taxes" section are hereby replaced with the date "January 1, 2011."

     The third and fourth paragraphs under the sub-heading "Non-U.S.
Shareholders" in the "Taxes" section are hereby deleted and replaced in their entirety with the following:

          Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United
     States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.

     The second, third, fourth, fifth and sixth paragraphs of the "Determination of Net Asset Value" section are hereby deleted and replaced in their entirety with the following:

          Securities for which market quotations are readily available are valued at those quotations. Securities for which current market quotations are not readily available are valued at fair value pursuant to procedures established by the Board of Trustees, which are summarized below.

          Equity securities listed or traded on a domestic or foreign stock exchange for which last sales information is readily available are valued at the last reported sale price on the exchange on that day or, in the absence of sales that day, at the mean between the closing bid and ask prices (the "mid-market price") or, if none, the last sale price on the preceding trading day. (Where the securities are traded on more than one exchange, they are valued based on trading on the exchange where the security is principally traded.) Securities purchased in an initial public offering and that have not commenced trading in a secondary market are valued at cost. Unlisted securities for which market quotations are readily available generally are valued at the most recently reported sale prices on any day or, in the absence of a reported sale price, at mid-market prices.
     In the case of securities

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     traded primarily on the National Association of Securities Dealers'
     Automated Quotation System ("NASDAQ"), the NASDAQ Official Closing Price
     will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors. If the NASDAQ Official Closing
     Price is not available, such securities will be valued as described above for exchange-traded securities.

          Reliable market quotations are not considered to be readily available for most long-term bonds. Such securities are valued at fair value, generally on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Below investment grade debt instruments ("high yield debt") and emerging markets debt instruments will generally be valued at prices furnished by pricing services based on the mean of bid and asked prices supplied by brokers or dealers; although, if the bid-asked spread exceeds five points, that security will typically be valued at the bid price. Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, unless
     Schroders believes another valuation is more appropriate.

          Options and futures contracts traded on a securities exchange or board of trade shall be valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded. Options not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the most recently reported mid-market price.

          All other securities and other property are valued at fair value based on procedures established by the Board of Trustees.

          All assets and liabilities of the Fund denominated in foreign currencies are translated into U.S. dollars as of the close of trading of the Exchange (normally 4:00 p.m., Eastern time) based on the mean between the last quoted bid and ask price of such currencies against the U.S.
     dollar.

     The following phrase is deleted from the penultimate paragraph of the
"Determination of Net Asset Value" section: "at the latest practicable time prior to the close of the Exchange."

     The "Principal Holders of Securities" section is hereby deleted and replaced in its entirety with the following:

          To the knowledge of the Trust, as of July 19, 2006, no person owned beneficially or of record more than 5% of the outstanding voting securities of the Fund, except the following:

INVESTOR SHARES:
----------------
---------------------------------------- -------------------- ---------------------------
                                                              Percentage of Outstanding
Record and Beneficial Owner              Number of Shares     Investor Shares Owned
---------------------------              ----------------     ---------------------
---------------------------------------- -------------------- ---------------------------

BROWN BROTHERS HARRIMAN & CO CUST FBO    163,115.9120         7.38%
5832258 REINVENST
525 WASHINGTON BLVD
JERSEY CITY NJ 07310-1606
---------------------------------------- -------------------- ---------------------------

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SCHRODER US HOLDINGS INC                 961,176.1990         43.47%
22 CHURCH STREET
HAMILTON BERMUDA HM11
---------------------------------------- -------------------- ---------------------------
LOCAL 6 CLUB EMPLOYEES PEN FUND          1,050,274.6210       47.50%
709 EIGHTH AVE 3RD FL
NEW YORK NY 10036-7102
---------------------------------------- -------------------- ---------------------------

ADVISOR SHARES:
---------------
---------------------------------------- -------------------- ---------------------------
                                                              Percentage of Outstanding
Record and Beneficial Owner              Number of Shares     Advisor Shares Owned
---------------------------              ----------------     --------------------
---------------------------------------- -------------------- ---------------------------
SCHRODER US HOLDINGS INC                 106,211.6000         100%
22 CHURCH STREET
HAMILTON BERMUDA HM11
---------------------------------------- -------------------- ---------------------------

          To the knowledge of the Trust, as of July 19, 2006, the Trustees of the Trust and the officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

     The paragraph in the "Financial Statements" section is hereby deleted and replaced in its entirety with the following:

          The Report of Independent Registered Public Accounting Firm, Financial
     Highlights, and Financial Statements in respect of the Fund are included in the Trust's Annual Report to Shareholders for the fiscal year ended October
     31, 2005 under Rule 30d-1 of the Investment Company Act, filed electronically with the Securities and Exchange Commission on January 5,
     2006 in the Fund's Report on Form N-CSR for the period ending October 31,
     2005 (File No. 811-07840; Accession No. 0000935069-06-000053). The Report,
     Financial Highlights and Financial Statements referred to above are incorporated by reference into this SAI. In addition, the Financial
     Highlights and Financial Statements of the Fund included in the Trust's
     Semi-Annual Report to Shareholders for the six month period ended April 30,
     2006 under Rule 30d-1 of the Investment Company Act, filed electronically with the Securities and Exchange Commission on July 6, 2006 in the Fund's
     Report on Form N-CSR for the period ending April 30, 2006 (File No.
     811-07840; Accession No. 0000935069-06-001843) are incorporated by reference into this SAI.

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